Details of Significant Accounts (Details) - Schedule of Financial Assets at Amortised Cost - TWD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Current items:
Restricted deposit	$ 97,350	$ 92,115	$ 93,420